Debt (Details Textuals) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Debt Disclosure [Abstract]
Long Term Debt Aggregate Maturities, Year One	$ 1
Long Term Debt Aggregate Maturities, Year Two	1
Long Term Debt Aggregate Maturities, Year Three	1
Long Term Debt Aggregate Maturities, Year Four	1
Long Term Debt Aggregate Maturities, Year Five	2
Long-term Debt, Maturities, Repayments of Principal after Year Five	784
Total interest expense	68	68	67
Debt Instrument [Line Items]
Long-term debt, at estimated fair value, relating to variable interest entities	2,251	3,350
Consolidated Securitization Entities [Member]
Debt Instrument [Line Items]
Long-term debt, at estimated fair value, relating to variable interest entities	$ 1,500	$ 2,600